ORGANIZATION AND DESCRIPTION OF BUSINESS	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Kona Gold Beverage, Inc., a Delaware corporation (“Kona Gold,” the “Company,” “we,” “us,” or “our”), owns and operates a line of premier CBD lifestyle brand products. As of March 31, 2021 the Company has four wholly-owned subsidiaries: Kona Gold LLC, a Delaware limited liability company (“Kona”), HighDrate LLC, a Florida limited liability company (“HighDrate”), Gold Leaf Distribution LLC, a Florida limited liability company (“Gold Leaf”), and in February 2021, the Company acquired all of the capital stock of S and S Beverage, Inc. (“S and S”), a Wisconsin corporation. The Company is primarily focused on product development in the functional beverage sector. Kona Gold creates hemp-infused energy drinks, which includes hemp energy drinks, CBD energy water, and also sells Kona Gold merchandise and apparel, which promotes the Company’s beverages. HighDrate focuses on the development and marketing of CBD-infused energy waters geared towards the fitness and wellness markets. S and S focuses on the development and marketing of lemon-flavored beverages under the name OOH LA Lemin. Gold Leaf focuses on the distribution of premium beverages and snacks in key markets.

The Company currently sells its products through resellers, the Company’s websites, and distributors that span across 27 states. The Company’s products are available in wide variety of stores, including convenience and grocery stores, smoke shops, and gift shops.

As used herein, the terms “Kona Gold,” the “Company,” “we,” “us,” or “our, refer to Kona Gold individually or, as the context requires, collectively with its subsidiaries on a consolidated basis.

The Company’s Business

The Company has two reportable segments:

●	Beverages. Includes three types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, (iii) CBD-infused high-alkaline water, and (iv) lemon flavored beverages, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s, HighDrate’s, and S and S’s operations. Additional information regarding these products is below. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. The Company does not accumulate revenues by product classification and, therefore, it is impractical to present such information.

●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 600 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Beverage Products

The Company’s hemp-infused energy drink is available in both regular and sugar-free options. These energy drinks are infused with organic hemp protein powder and contain essential vitamins and ingredients that give consumers a natural energy boost. Hemp protein contains no gluten and is compatible with a variety of diets, including vegan and Kosher. Our hemp energy drinks are available in eight flavors: classic hemp, platinum hemp, sugar-free hemp, cherry vanilla, bubble gum, candy apple, cotton candy, and pink grapefruit.

HighDrate’s CBD-infused energy water is great tasting, sugar-free, and powered by the patented technology of Alkame Holdings Inc.’s wholly-owned subsidiary, Alkame Water Inc. (“Alkame”), which uses its advanced water treatment to create a premium oxygenated alkaline water with natural antioxidants. Alkame believes that, pursuant to a double-blind placebo, peer-backed research project that it conducted, its Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets technology can boost the immune system and physical performance. HighDrate’s CBD-infused energy water contains 80 mg of caffeine and 10 mg of CBD. The Company believes that CBD aids the body’s endocannabinoid system in neuroprotection, stress recovery, immune balance, and homeostatic regulation. HighDrate’s CBD-infused energy water is available in six flavors: watermelon, kiwi strawberry, tropical coconut, Georgia peach, sour apple, and blue island punch.

The Company’s product “Storm” is a high-alkaline CBD-infused water. This water is also powered by Alkame’s patented technology, which uses its advanced water treatment to create a premium oxygenated alkaline water with natural antioxidants. Storm high-alkaline CBD water contains 20 mg of CBD.

OOH LA Lemin is lemonade for the modern age. It is made natural and refreshing with no added sugar and is low in carbs and only 15 calories. OOH LA Lemin is available in four distinct flavors: original lemonade, peach lemonade, strawberry lemonade, and blue raspberry lemonade.

The Company also sells branded apparel. The Company uses only high-quality textiles and specialty inks and foils, which provide consumers with a premium fit and feel. The Company currently offers shirts, tanks, hats, and towels for sale.

Effects of COVID-19

In January 2020, the World Health Organization (the “WHO”) announced a global health emergency because of a new strain of coronavirus (“COVID-19”) that originated in Wuhan, China and generated significant risks to the international community as the virus spread globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic based on the rapid increase in global exposure. The COVID-19 pandemic is disrupting businesses and affecting production and sales across a range of industries, as well as causing volatility in the financial markets. The extent of the impact of the COVID-19 pandemic on the Company’s consumer demand, sales, and financial performance will depend on certain developments, including, among other things, the duration and spread of the outbreak and the impact on the Company’s consumers and employees, all of which are uncertain and cannot be predicted. Management is actively monitoring this situation and potential impacts on our financial condition, liquidity, and results of operations.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Kona Gold Beverage, Inc., a Delaware corporation (“Kona Gold,” the “Company,” “we,” “us,” or “our”), owns and operates a line of premier CBD lifestyle brand products. As of December 31, 2020, the Company has three wholly-owned subsidiaries: Kona Gold LLC, a Delaware limited liability company (“Kona”), HighDrate LLC, a Florida limited liability company (“HighDrate”), and Gold Leaf Distribution LLC, a Florida limited liability company (“Gold Leaf”). In February 2021, the Company acquired all of the capital stock of S and S Beverage, Inc. (See Note 22 – Subsequent Events.) The Company is primarily focused on product development in the functional beverage sector. Kona Gold creates hemp-infused energy drinks, which includes hemp energy drinks, CBD energy water, and also sells Kona Gold merchandise and apparel, which promotes the Company’s beverages. HighDrate focuses on the development and marketing of CBD-infused energy waters geared towards the fitness and wellness markets. Gold Leaf focuses on the distribution of premium beverages and snacks in key markets.

The Company currently sells its products through resellers, the Company’s websites, and distributors that span across 27 states. The Company’s products are available in wide variety of stores, including convenience and grocery stores, smoke shops, and gift shops.

As used herein, the terms “Kona Gold,” the “Company,” “we,” “us,” or “our, refer to Kona Gold individually or, as the context requires, collectively with its subsidiaries on a consolidated basis.

The Company’s Business

The Company has two reportable segments:

●	Beverages. Includes three types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, and (iii) CBD-infused high-alkaline water, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s and HighDrate’s operations. Additional information regarding these products is below. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. The Company does not accumulate revenues by product classification and, therefore, it is impractical to present such information.

●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 600 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Beverage Products

The Company’s hemp-infused energy drink is available in both regular and sugar-free options. These energy drinks are infused with organic hemp protein powder and contain essential vitamins and ingredients that give consumers a natural energy boost. Hemp protein contains no gluten and is compatible with a variety of diets, including vegan and Kosher. Our hemp energy drinks are available in eight flavors: classic hemp, platinum hemp, sugar-free hemp, cherry vanilla, bubble gum, candy apple, cotton candy, and pink grapefruit.

HighDrate’s CBD-infused energy water is great tasting, sugar-free, and powered by the patented technology of Alkame Holdings Inc.’s wholly-owned subsidiary, Alkame Water Inc. (“Alkame”), which uses its advanced water treatment to create a premium oxygenated alkaline water with natural antioxidants. Alkame believes that, pursuant to a double-blind placebo, peer-backed research project that it conducted, its Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets technology can boost the immune system and physical performance. HighDrate’s CBD-infused energy water contains 80 mg of caffeine and 10 mg of CBD. The Company believes that CBD aids the body’s endocannabinoid system in neuroprotection, stress recovery, immune balance, and homeostatic regulation. HighDrate’s CBD-infused energy water is available in six flavors: watermelon, kiwi strawberry, tropical coconut, Georgia peach, sour apple, and blue island punch.

The Company’s product “Storm” is a high-alkaline CBD-infused water. This water is also powered by Alkame’s patented technology, which uses its advanced water treatment to create a premium oxygenated alkaline water with natural antioxidants. Storm high-alkaline CBD water contains 20 mg of CBD.

The Company also sells branded apparel. The Company uses only high-quality textiles and specialty inks and foils, which provide consumers with a premium fit and feel. The Company currently offers shirts, tanks, hats, and towels for sale.

Effects of COVID-19

In January 2020, the World Health Organization (the “WHO”) announced a global health emergency because of a new strain of coronavirus (“COVID-19”) that originated in Wuhan, China and generated significant risks to the international community as the virus spread globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic based on the rapid increase in global exposure. The COVID-19 pandemic is disrupting businesses and affecting production and sales across a range of industries, as well as causing volatility in the financial markets. The extent of the impact of the COVID-19 pandemic on the Company’s consumer demand, sales, and financial performance will depend on certain developments, including, among other things, the duration and spread of the outbreak and the impact on the Company’s consumers and employees, all of which are uncertain and cannot be predicted. Management is actively monitoring this situation and potential impacts on our financial condition, liquidity, and results of operations.

S and S Beverage [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

S and S Beverage, Inc. (the “Company”), a Wisconsin Corporation, owns and operates a line of superior lemonade products in four distinct flavors under the Lemin brand. The Company is primarily focused on product development in the functional beverage sector.

Accounting Standards Codification subtopic Segment Reporting 280-10 (“ASC 280-10”) establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The information disclosed herein materially represents all the financial information related to the Company’s only material principal operating segment.

The Company currently sells its products through resellers, the Company website, and distributors that span across the United States. The Company’s products are available in wide variety of stores, including convenience and grocery stores, and gift shops.

Effects of COVID-19

In January 2020, the World Health Organization (the “WHO”) announced a global health emergency because of a new strain of coronavirus (“COVID-19”) that originated in Wuhan, China and generated significant risks to the international community as the virus spread globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic based on the rapid increase in global exposure. The COVID-19 pandemic is disrupting businesses and affecting production and sales across a range of industries, as well as causing volatility in the financial markets. The extent of the impact of the COVID-19 pandemic on the Company’s consumer demand, sales, and financial performance will depend on certain developments, including, among other things, the duration and spread of the outbreak and the impact on the Company’s consumers and employees, all of which are uncertain and cannot be predicted. Management is actively monitoring this situation and potential impacts on our financial condition, liquidity, and results of operations.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

S and S Beverage, Inc. (the “Company”), a Wisconsin Corporation, owns and operates a line of superior lemonade products in four distinct flavors under the Lemin brand. The Company is primarily focused on product development in the functional beverage sector.

Accounting Standards Codification subtopic Segment Reporting 280-10 (“ASC 280-10”) establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The information disclosed herein materially represents all the financial information related to the Company’s only material principal operating segment.

The Company currently sells its products through resellers, the Company website, and distributors that span across the United States. The Company’s products are available in wide variety of stores, including convenience and grocery stores, and gift shops.

Effects of COVID-19

In January 2020, the World Health Organization (the “WHO”) announced a global health emergency because of a new strain of coronavirus (“COVID-19”) that originated in Wuhan, China and generated significant risks to the international community as the virus spread globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic based on the rapid increase in global exposure. The COVID-19 pandemic is disrupting businesses and affecting production and sales across a range of industries, as well as causing volatility in the financial markets. The extent of the impact of the COVID-19 pandemic on the Company’s consumer demand, sales, and financial performance will depend on certain developments, including, among other things, the duration and spread of the outbreak and the impact on the Company’s consumers and employees, all of which are uncertain and cannot be predicted. Management is actively monitoring this situation and potential impacts on our financial condition, liquidity, and results of operations.